BNY Mellon Ultra Short Income Fund

Summary Prospectus | March 31, 2021

Class  Ticker

D  DSDDX

Z  DSIGX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the statement of additional information and most recent reports to shareholders, online at http://im.bnymellon.com/literaturecenter. You can also get this information at no cost by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com. The fund's prospectus and statement of additional information, dated March 31, 2021 (each as revised or supplemented), are incorporated by reference into this summary prospectus.

Investment Objective

The fund seeks high current income consistent with the maintenance of liquidity and low volatility of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class D	Class Z
Management fees	.25	.25
Distribution/service (12b-1) fees	.25	none
Other expenses:
Shareholder services fees	none	.12
Miscellaneous other expenses	.28	.35
Total other expenses	.28	.47
Total annual fund operating expenses	.78	.72
Fee waiver and/or expense reimbursement[1,2]	(.18)	(.25)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	.60	.47

[1] The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until March 31, 2022, to waive receipt of a portion of its management fees in the amount of 0.05% of the value of the fund's average daily net assets. On or after March 31, 2022, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

2  BNY Mellon Investment Adviser, Inc. has contractually agreed, until March 31, 2022, to waive receipt of its fees and/or assume the direct expenses attributable to Class D and Class Z shares of the fund so that the direct expenses of Class D and Class Z shares (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.35%. On or after March 31, 2022, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the fee waiver and expense limitation agreements by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class D	$61	$231	$416	$949
Class Z	$48	$205	$376	$871

0542SP0321

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests in a broad range of U.S. dollar-denominated debt securities, including money market instruments. The fund's investments may include: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities (including mortgage-related securities); certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; domestic and foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest; obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; municipal securities; inflation-indexed securities; and zero coupon securities. The fund is designed to provide a high degree of share price stability while generating higher returns than money market funds over time and, thus, may be an investment alternative to money market funds and other fixed-income funds. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities, including money market instruments. The fund is not a money market fund and is not subject to the maturity, quality, liquidity and diversification requirements applicable to money market funds.

Under normal circumstances, the fund expects to maintain a dollar-weighted average portfolio maturity of 120 days or less. In addition, the fund will only buy individual securities with remaining maturities of 18 months or less, or that have demand or other features which reduce their maturities to 18 months or less at the time of purchase.

Under normal circumstances, the fund invests only in securities that, at the time of purchase, are rated investment grade (i.e., Baa/BBB or higher) or in the top three short-term rating categories by at least one nationally recognized statistical rating organization or, if unrated, determined to be of comparable quality by BNY Mellon Investment Adviser, Inc.

The fund's portfolio managers buy and sell debt securities based on credit quality, financial outlook and yield potential. The fund attempts to increase yields by trading to take advantage of short-term market variations.

The fund will concentrate its investments in the financial services industry. Therefore, under normal circumstances, the fund will invest more than 25% of its assets in securities issued by companies in the financial services industry and repurchase agreements secured by such obligations. The fund may, however, invest less than 25% of its assets in securities issued by companies in the financial services industry for temporary defensive purposes.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Fixed-income market risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund's share price and increase the fund's liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.

• Interest rate risk. Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates

BNY Mellon Ultra Short Income Fund Summary	2

fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Very low or negative interest rates may magnify interest rate risk. Interest rates in the United States currently are at or near historic lows due to market forces and actions of the Board of Governors of the Federal Reserve System in the U.S., primarily in response to the COVID-19 pandemic and resultant market disruptions. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.

• Credit risk. Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

• Repurchase agreement counterparty risk. The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement.

• Mortgage-related securities risk. Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile, less liquid and more difficult to price accurately than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market's perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage-backed securities) the market prices for such securities are not guaranteed and will fluctuate. Declining interest rates may result in the prepayment of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield and/or cause the fund's share price to fall (prepayment risk). Rising interest rates may result in a drop in prepayments of the underlying mortgages, which would increase the fund's sensitivity to rising interest rates and its potential for price declines (extension risk).

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's share price. In addition, the cost associated with combating the outbreak of COVID-19 and its negative impact on tax revenues has adversely affected the financial condition of many state and local governments. The effects of this outbreak could affect the ability of state and local governments to make payments on debt obligations when due and could adversely impact the value of their bonds, which could negatively impact the performance of the fund.

• Asset-backed securities risk. Asset-backed securities are subject to credit, prepayment and extension risk, and may be more volatile, less liquid and more difficult to price accurately than more traditional debt securities. General downturns in the economy could cause the value of asset-backed securities to fall. Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, the fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

• Foreign investment risk. The risks generally associated with dollar-denominated foreign investments include economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.

BNY Mellon Ultra Short Income Fund Summary	3

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

• Inflation-indexed security risk. Interest payments on inflation-indexed securities can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced. The U.S. Treasury has guaranteed that in the event of a drop in prices, it would repay the par amount of its inflation-indexed securities. Inflation-indexed securities issued by corporations generally do not guarantee repayment of principal. Any increase in the principal amount of an inflation-indexed security will be considered taxable ordinary income, even though investors do not receive their principal until maturity. As a result, the fund may be required to make annual distributions to shareholders that exceed the cash the fund received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed security is adjusted downward due to deflation, amounts previously distributed may be characterized in some circumstances as a return of capital.

• Zero coupon securities risk. Zero coupon securities are debt securities issued or sold at a discount from their face value that do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date (or cash payment date). The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities. In addition, unlike bonds which pay cash interest throughout the period to maturity, the fund will realize no cash until the cash payment or maturity date unless a portion of such securities are sold and, if the issuer defaults, the fund may obtain no return at all on its investment.

• Issuer risk. A security's market value may decline for a number of reasons which directly relate to the issuer, or to factors that affect the issuer's industry.

• Financial services industry risk. Under normal circumstances, the fund concentrates its investments in the financial services industry. This concentration subjects the fund to greater risk of loss as a result of adverse economic, business or other developments affecting companies in the financial services industry than if its investments were diversified across different industries.

• Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class Z shares from year to year. The table compares the average annual total returns of the fund's Class Z and Class D shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.im.bnymellonim.com.

The fund changed its investment objective and strategy on April 1, 2016. Prior to April 1, 2016, the fund's investment objective was to maximize total return, consisting of capital appreciation and current income. To pursue this goal, from November 15, 2013 until April 1, 2016, the fund invested principally in bonds rated investment grade and generally maintained an effective duration of one year or less. Prior to November 15, 2013, the fund invested principally in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and in repurchase agreements collateralized by such securities, including up to 35% of its assets in mortgage-related securities issued by U.S. government agencies or instrumentalities, and generally maintained an effective duration of approximately three years or less. Different investment strategies may lead to different performance results. The fund's performance for periods prior to April 1, 2016 reflects the fund's investment objective and strategies in effect prior to that date.

BNY Mellon Ultra Short Income Fund Summary	4

Year-by-Year Total Returns as of 12/31 each year (%) Class Z
Best Quarter Q2, 2011: 0.67% Worst Quarter Q4, 2014: -0.48%

After-tax performance is shown only for Class Z shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

For the fund's Class D shares, periods prior to the inception date reflect the performance of the fund's Class Z shares. Class D shares would have had substantially similar annual returns as the fund's Class Z shares because each share class invests in the same portfolio of securities and the annual returns would have differed only to the extent that the classes have different expenses. Such performance figures have not been adjusted to reflect the expenses of Class D shares; if such expenses had been reflected, the performance shown for Class D for such periods would have been lower.

Average Annual Total Returns (as of 12/31/20)
Class (Inception Date)	1 Year	5 Years	10 Years
Class Z returns before taxes	0.40%	1.06%	0.59%
Class Z returns after taxes on distributions	0.24%	0.59%	0.07%
Class Z returns after taxes on distributions and sale of fund shares	0.24%	0.61%	0.23%
Class D (11/15/13) returns before taxes	0.22%	0.92%	0.49%
ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index reflects no deductions for fees, expenses or taxes	0.54%	1.13%	0.59%
Portfolio Management

The fund is managed by Dreyfus Cash Investment Strategies (CIS), a division of BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser), the fund's investment adviser.

Investment decisions for the fund are made by members of the Taxable Fixed Income team of CIS. The team members are Bernard W. Kiernan, Jr., Edward J. Von Sauers, James G. O'Connor, Thomas S. Riordan and Peter Henshaw. Messrs. Kiernan, Von Sauers, O'Connor and Riordan have each been a primary portfolio manager of the fund since May 2017 and Mr. Henshaw has been a primary portfolio manager of the fund since March 2020. Mr. Kiernan is a Senior Vice President and Senior Portfolio Manager for CIS. Mr. Von Sauers is an Executive Vice President and Senior Portfolio Manager for CIS. Mr. O'Connor is a Senior Portfolio Manager for CIS. Mr. Riordan is a Senior Vice President and Senior Portfolio Manager for CIS. Mr. Henshaw is a Vice President and Co-Head of Money Market Trading for CIS.

Purchase and Sale of Fund Shares

In general, the fund's minimum initial investment is $100,000 for Class D shares. Class Z shares generally are not available for new accounts. You may sell (redeem) your shares on any business day by calling 1-800-373-9387 (inside the U.S. only) or by visiting www.im.bnymellon.com. If you invested in the fund through a third party, such as a bank, broker-dealer or financial adviser, or through a Retirement Plan (as defined below), you may mail your request to sell shares to BNY Mellon Institutional Department, P.O. Box 9882, Providence, Rhode Island 02940-8082. If you invested directly through the fund, you may mail your request to sell shares to BNY Mellon Shareholder Services, P.O. Box 9879, Providence, Rhode Island 02940-8079. If you are an Institutional Direct accountholder, please contact your BNY Mellon relationship manager for instructions.

BNY Mellon Ultra Short Income Fund Summary	5

Retirement Plans include qualified or non-qualified employee benefit plans, such as 401(k), 403(b)(7), Keogh, pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, sole proprietorships, non-profit entities, trade or labor unions, or state and local governments, but do not include IRAs (including, without limitation, traditional IRAs, Roth IRAs, Coverdell Education Savings Accounts, IRA "Rollover Accounts" or IRAs set up under Simplified Employee Pension Plans (SEP-IRAs), Salary Reduction Simplified Employee Pension Plans (SARSEPs) or Savings Incentive Match Plans for Employees (SIMPLE IRAs)).

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, Retirement Plan or other U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

BNY Mellon Ultra Short Income Fund Summary	6

BNY Mellon Ultra Short Income Fund

Summary Prospectus | March 31, 2021

Class   Ticker

Institutional Shares DSYDX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the statement of additional information and most recent reports to shareholders, online at http://im.bnymellon.com/literaturecenter. You can also get this information at no cost by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com. The fund's prospectus and statement of additional information, dated March 31, 2021 (each as revised or supplemented), are incorporated by reference into this summary prospectus.

Investment Objective

The fund seeks high current income consistent with the maintenance of liquidity and low volatility of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	.25
Other expenses	.33
Total annual fund operating expenses	.58
Fee waiver and/or expense reimbursement[1,2]	(.38)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	.20

[1] The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until March 31, 2022 to waive receipt of a portion of its management fees in the amount of 0.05% of the value of the fund's average daily net assets. On or after March 31, 2022, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

2  BNY Mellon Investment Adviser, Inc. has contractually agreed, until March 31, 2022, to waive receipt of its fees and/or assume the direct expenses attributable to Institutional shares of the fund so that the direct expenses of Institutional shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.20%. On or after March 31, 2022, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the fee waiver and expense limitation agreements by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$147	$286	$689

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests in a broad range of U.S. dollar-denominated debt securities, including money market instruments. The fund's investments may include: securities issued or guaranteed as to principal and interest by the U.S.

0550SP0321

government or its agencies or instrumentalities (including mortgage-related securities); certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; domestic and foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest; obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; municipal securities; inflation-indexed securities; and zero coupon securities. The fund is designed to provide a high degree of share price stability while generating higher returns than money market funds over time and, thus, may be an investment alternative to money market funds and other fixed-income funds. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities, including money market instruments. The fund is not a money market fund and is not subject to the maturity, quality, liquidity and diversification requirements applicable to money market funds.

Under normal circumstances, the fund expects to maintain a dollar-weighted average portfolio maturity of 120 days or less. In addition, the fund will only buy individual securities with remaining maturities of 18 months or less, or that have demand or other features which reduce their maturities to 18 months or less at the time of purchase.

Under normal circumstances, the fund invests only in securities that, at the time of purchase, are rated investment grade (i.e., Baa/BBB or higher) or in the top three short-term rating categories by at least one nationally recognized statistical rating organization or, if unrated, determined to be of comparable quality by BNY Mellon Investment Adviser, Inc.

The fund's portfolio managers buy and sell debt securities based on credit quality, financial outlook and yield potential. The fund attempts to increase yields by trading to take advantage of short-term market variations.

The fund will concentrate its investments in the financial services industry. Therefore, under normal circumstances, the fund will invest more than 25% of its assets in securities issued by companies in the financial services industry and repurchase agreements secured by such obligations. The fund may, however, invest less than 25% of its assets in securities issued by companies in the financial services industry for temporary defensive purposes.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Fixed-income market risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund's share price and increase the fund's liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.

• Interest rate risk. Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Very low or negative interest rates may magnify interest rate risk. Interest rates in the United States currently are at or near historic lows due to market forces and actions of the Board of Governors of the Federal Reserve System in the U.S., primarily in response to the COVID-19 pandemic and resultant market disruptions. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.

BNY Mellon Ultra Short Income Fund Summary	2

• Credit risk. Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

• Repurchase agreement counterparty risk. The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement.

• Mortgage-related securities risk. Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile, less liquid and more difficult to price accurately than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market's perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage-backed securities) the market prices for such securities are not guaranteed and will fluctuate. Declining interest rates may result in the prepayment of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield and/or cause the fund's share price to fall (prepayment risk). Rising interest rates may result in a drop in prepayments of the underlying mortgages, which would increase the fund's sensitivity to rising interest rates and its potential for price declines (extension risk).

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's share price. In addition, the cost associated with combating the outbreak of COVID-19 and its negative impact on tax revenues has adversely affected the financial condition of many state and local governments. The effects of this outbreak could affect the ability of state and local governments to make payments on debt obligations when due and could adversely impact the value of their bonds, which could negatively impact the performance of the fund.

• Asset-backed securities risk. Asset-backed securities are subject to credit, prepayment and extension risk, and may be more volatile, less liquid and more difficult to price accurately than more traditional debt securities. General downturns in the economy could cause the value of asset-backed securities to fall. Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, the fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

• Foreign investment risk. The risks generally associated with dollar-denominated foreign investments include economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

• Inflation-indexed security risk. Interest payments on inflation-indexed securities can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced. The U.S. Treasury has guaranteed that in the event of a drop in prices, it would repay the par amount of its inflation-indexed securities. Inflation-indexed securities issued by corporations generally do not guarantee

BNY Mellon Ultra Short Income Fund Summary	3

repayment of principal. Any increase in the principal amount of an inflation-indexed security will be considered taxable ordinary income, even though investors do not receive their principal until maturity. As a result, the fund may be required to make annual distributions to shareholders that exceed the cash the fund received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed security is adjusted downward due to deflation, amounts previously distributed may be characterized in some circumstances as a return of capital.

• Zero coupon securities risk. Zero coupon securities are debt securities issued or sold at a discount from their face value that do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date (or cash payment date). The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities. In addition, unlike bonds which pay cash interest throughout the period to maturity, the fund will realize no cash until the cash payment or maturity date unless a portion of such securities are sold and, if the issuer defaults, the fund may obtain no return at all on its investment.

• Issuer risk. A security's market value may decline for a number of reasons which directly relate to the issuer, or to factors that affect the issuer's industry.

• Financial services industry risk. Under normal circumstances, the fund concentrates its investments in the financial services industry. This concentration subjects the fund to greater risk of loss as a result of adverse economic, business or other developments affecting companies in the financial services industry than if its investments were diversified across different industries.

• Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table compares the average annual total returns of the fund's Institutional shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.im.bnymellon.com.

The fund changed its investment objective and strategy on April 1, 2016. Prior to April 1, 2016, the fund's investment objective was to maximize total return, consisting of capital appreciation and current income. To pursue this goal, from November 15, 2013 until April 1, 2016, the fund invested principally in bonds rated investment grade and generally maintained an effective duration of one year or less. Prior to November 15, 2013, the fund invested principally in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and in repurchase agreements collateralized by such securities, including up to 35% of its assets in mortgage-related securities issued by U.S. government agencies or instrumentalities, and generally maintained an effective duration of approximately three years or less. Different investment strategies may lead to different performance results. The fund's performance for periods prior to April 1, 2016 reflects the fund's investment objective and strategies in effect prior to that date.

Since the fund's Institutional shares were first offered on November 15, 2013 (as Class Y shares), the performance information below reflects the performance of the fund's Class Z shares for periods prior to November 15, 2013. Institutional shares would have had substantially similar annual returns as the fund's Class Z shares, which are not offered in this prospectus, because each share class invests in the same portfolio of securities and the annual returns would have differed only to the extent that the classes have different expenses. Such performance figures have not been adjusted to reflect the expenses of Institutional shares. Class Y shares of the fund were combined with another share class of the fund and were redesignated as Institutional shares effective April 1, 2016.

BNY Mellon Ultra Short Income Fund Summary	4

Year-by-Year Total Returns as of 12/31 each year (%)*
Best Quarter Q1, 2019: 0.72% Worst Quarter Q4, 2014: -0.47%

* Reflects the performance of the fund's Class Z shares for periods prior to November 15, 2013.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Average Annual Total Returns (as of 12/31/20)*
	1 Year	5 Years	10 Years
Institutional shares returns before taxes	0.58%	1.34%	0.75%
Institutional shares returns after taxes on distributions	0.34%	0.77%	0.18%
Institutional shares returns after taxes on distributions and sale of fund shares	0.34%	0.78%	0.33%
ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index reflects no deductions for fees, expenses or taxes	0.54%	1.13%	0.59%
* Reflects the performance of the fund's Class Z shares for periods prior to November 15, 2013.
Portfolio Management

The fund is managed by Dreyfus Cash Investment Strategies (CIS), a division of BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser), the fund's investment adviser.

Investment decisions for the fund are made by members of the Taxable Fixed Income team of CIS. The team members are Bernard W. Kiernan, Jr., Edward J. Von Sauers, James G. O'Connor, Thomas S. Riordan and Peter Henshaw. Messrs. Kiernan, Von Sauers, O'Connor and Riordan have each been a primary portfolio manager of the fund since May 2017 and Mr. Henshaw has been a primary portfolio manager of the fund since March 2020. Mr. Kiernan is a Senior Vice President and Senior Portfolio Manager for CIS. Mr. Von Sauers is an Executive Vice President and Senior Portfolio Manager for CIS. Mr. O'Connor is a Senior Portfolio Manager for CIS. Mr. Riordan is a Senior Vice President and Senior Portfolio Manager for CIS. Mr. Henshaw is a Vice President and Co-Head of Money Market Trading for CIS.

Purchase and Sale of Fund Shares

The fund's Institutional shares are designed for institutional investors, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. In general, the fund's minimum initial investment for Institutional shares is $10,000,000 with no minimum for subsequent investment. Certain types of accounts are eligible for lower minimum initial investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your

BNY Mellon Ultra Short Income Fund Summary	5

financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

BNY Mellon Ultra Short Income Fund Summary	6